Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Equipment

5. Equipment

Equipment as of June 30, 2024 and December 31, 2023 is summarized as follows:

		Accumulated
As of June 30, 2024	Cost	Depreciation	Net

Computer	$23,262	$11,498	$11,764
Equipment	5,000	5,000	-
Office Furniture & Equipment	92,663	40,972	51,691
Machinery under construction	45,560	-	45,560
	$166,485	$57,470	$109,015

		Accumulated
As of December 31, 2023	Cost	Depreciation	Net

Computer	$21,088	$8,461	$12,627
Equipment	5,000	5,000	-
Office Furniture & Equipment	95,320	26,260	69,060
Machinery under construction	21,220	-	21,220
	$142,628	$39,721	$102,907

Machinery under construction has not been depreciated as it is not yet available for use.

5. Equipment

Schedule of Equipment

	Cost	Accumulated Depreciation	Net

Computer	$21,088	$8,461	$12,627
Equipment	5,000	5,000	-
Office Furniture & Equipment	95,320	26,260	69,060
Machinery under construction	21,220	-	21,220
	$142,628	$39,721	$102,907